GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003. BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development of therapeutics, primarily in pre-commercialization and clinical stages, with a focus on the field of oncology.

The Company’s American Depositary Shares (“ADSs”) are traded on the NASDAQ Capital Market, and its ordinary shares are traded on the Tel Aviv Stock Exchange (“TASE”). Each ADS represents 15 ordinary shares.

In March 2017, the Company acquired Agalimmune Ltd. (“Agalimmune”), a privately held company incorporated in the United Kingdom, with a focus on the field of immuno-oncology.

In April 2022, the Company re-activated BioLineRx USA, Inc., a previously inactive subsidiary incorporated in the US, to engage in pre-commercialization and commercialization activities associated with the potential launch of motixafortide for stem-cell mobilization in the US. In this regard, the US Food and Drug Administration (FDA) has accepted for review and filed the Company’s New Drug Application (NDA) for motixafortide in stem cell mobilization for autologous transplantation for multiple myeloma patients, and has assigned the NDA a Prescription Drug User Fee Act (PDUFA) target action date of September 9, 2023.

b.	Going concern

The Company has incurred accumulated losses in the amount of $330 million through December 31, 2022, and it expects to continue incurring losses and negative cash flows from operations until its product or products reach commercial profitability.

As mentioned in Note 3, Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains liquidity balances at levels that are sufficient to meet its needs. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the first half of 2024. The execution of an independent commercialization plan for motixafortide in the US implies an increased level of expenses prior to and following launch of the product. However, as is common with FDA approvals of innovative pharmaceutical products, there is significant uncertainty regarding the receipt of approval, as well as the timing and scope of any potential approval ultimately received in order to launch commercialization of the product. Therefore, the Company’s cash flow projections are subject to various risks and uncertainties concerning their fulfilment, and these factors and the risk inherent in the Company’s operations may cast significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

As a US SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Management’s plans include the independent commercialization of the Company’s product and, if and when required, raising capital through the issuance of debt or equity securities, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and/or raising capital, it may need to reduce activities, or curtail or cease operations.

c.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2022 were approved by the Board of Directors on March 21, 2023, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.